UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Truepoint, Inc.
Address: 4901 Hunt Road, Suite 200
         Cincinniti, OH  45242

13F File Number:  028-13017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Janel E. Carroll
Title:     Chief Compliance Officer
Phone:     513-792-6648

Signature, Place, and Date of Signing:

      /s/  Janel E. Carroll     Cincinnati, OH     February 02, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $228,589 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CINCINNATI FINL CORP           COM              172062101      570    19624     SOLE         0                   0    19624
CONSTELLATION ENERGY PRTNR L   COM UNIT LLC B   21038E101      151    54600     SOLE         0                   0    54600
CONVERGYS CORP                 COM              212485106      194    30310     SOLE         0                   0    30310
GENERAL ELECTRIC CO            COM              369604103      443    27374     SOLE         0                   0    27374
ISHARES TR                     RUSSELL 3000     464287689    24451   470217     SOLE         470217              0        0
ISHARES TR                     DJ US INDEX FD   464287846    12352   280168     SOLE         280168              0        0
ISHARES TR                     MSCI GRW IDX     464288885    13498   296998     SOLE         296998              0        0
ISHARES TR                     MSCI EAFE IDX    464287465     4785   106681     SOLE         106681              0        0
ISHARES TR                     MSCI EMERG MKT   464287234      824    33026     SOLE         33026               0        0
ISHARES TR                     RUSSELL1000GRW   464287614     7559   203973     SOLE         203973              0        0
JOHNSON & JOHNSON              COM              478160104      387     6840     SOLE         0                   0     6840
PROCTER & GAMBLE CO            COM              742718109    12057   195035     SOLE         0                   0   195035
SPDR SERIES TRUST              DJ WLSH REIT ETF 78464A607      233     5760     SOLE         5760                0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      271     6374     SOLE         0                   0     6374
VANGUARD BD INDEX FD INC       INTERMED TERM    921937819      444     5590     SOLE         5590                0        0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      284     3529     SOLE         3529                0        0
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538    12768   376639     SOLE         376639              0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736    26941   681898     SOLE         681898              0        0
VANGUARD INDEX FDS             REIT ETF         922908553    12420   340743     SOLE         340743              0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769    97611  2181756     SOLE         2181756             0        0
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858      346    12610     SOLE         12610               0        0